PP&E	9 Months Ended
Sep. 30, 2025
PP&E
PP&E

NOTE 4 – PP&E

	September 30,	December 31,
	2025	2024
PP&E	6,056,153	5,337,858
Allowance for obsolescence and impairment of materials	(41,675)	(39,346)
Accumulated impairment of others PP&E	(16,323)	(16,761)
	5,998,155	5,281,751

Movements in PP&E (without allowance for obsolescence and impairment of materials and accumulated impairment of others PP&E) are as follows:

	September 30,
	2025	2024
At the beginning of the year	5,337,858	6,098,937
Acquisitions through business combination (*)	929,420	26,706
CAPEX	761,169	452,328
Currency translation adjustments	60,060	(202,334)
Net carrying value of decreases	(11,646)	(647)
Reclassified to Assets classified as held for sale (**)	(2,792)	(2,631)
Depreciation of the period	(1,017,916)	(933,214)
At the end of the period	6,056,153	5,439,145

(*) For September 30, 2025, it corresponds to the acquisition of TMA (see Note 16). For September 30, 2024, it corresponds to the acquisition of Naperville.

(**) Corresponds to properties that the Company has considered available for sale and meet the requirements of IFRS 5 for their classification.

Movements in the allowance for obsolescence and impairment of materials are as follows:

	September 30,
	2025	2024
At the beginning of the year	(39,346)	(58,412)
(Increases) / Decreases	(2,103)	8,541
Currency translation adjustments	(226)	650
At the end of the period	(41,675)	(49,221)

Movements in the accumulated impairment of others PP&E are as follows:

	September 30,
	2025	2024
At the beginning of the year	(16,761)	(6,585)
Decreases	438	1,423
At the end of the period	(16,323)	(5,162)